Prepayment, Deposits and Other Receivables (Tables)	12 Months Ended
May 31, 2020
Prepayment Deposits And Other Receivables
Schedule of Prepaid Expenses and Other Receivables

Prepaid expenses and other receivables consisted of the following at May 31, 2020 and May 31, 2019:

	As of
	May 31, 2020	May 31, 2019
Prepayment	110,382	-
Deposit	39,598	-
Other receivables	2,368,718	-
Total	$2,518,698	$-